Note 13 - Pro- Forma Operating Income for the Six Months Ended June 30, 2013 and 2012 (Tables)	9 Months Ended
Sep. 30, 2013
Disclosure Text Block Supplement [Abstract]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustments [Table Text Block]
	September 30, 2013	September 30, 2012
Revenues	49,831,431	45,503,534
Cost of Revenues	26,528,456	22,265,113
Gross Profit	23,302,975	23,238,421
Operating Expenses	31,255,745	29,482,991
Operating Income (Loss)	(7,952,770)	(6,244,570)